Defined benefit plan (Tables)	12 Months Ended
Dec. 31, 2011
Defined benefit plan
Schedule of components of net annual periodic pension cost
2011
Service cost benefits earned	$103
Interest cost on benefit obligation	91
Expected return on plan assets	(89)

Net period benefit cost	$105

Schedule of comparison of the pension benefit obligation and related plan assets
2011
Benefit obligation at November 5, 2011	$(11,909)
Service cost	(103)
Interest cost	(90)
Actuarial loss	(599)
Employee contributions	(11)
Foreign currency translation adjustment	(13)

Benefit obligation at December 31, 2011	(12,725)

Fair value of plan assets at November 5, 2011	10,525
Actual return on plan assets	(65)
Employee contributions	11
Foreign currency translation adjustment	11

Fair value of plan assets at December 31, 2011	10,482

Funded status at December 31, 2011—excess of obligation over assets	$(2,243)

Schedule of amount recognized in the balance sheet
2011
Non-current liabilities	$2,243

Schedule of amounts recognized in accumulated OCI that have not yet been recognized as components of net periodic benefit cost
2011
Unrecognized loss	$489

Schedule of significant components of pension plan
2011
Projected benefit obligation	$12,725
Accumulated benefit obligation	9,900
Fair value of plan assets	10,482

Schedule of fair values of the pension plan's assets by asset category and level within the fair value hierarchy
	Level 1	Level 2	Level 3	Total
Common/Collective Trust Canadian equity investments	$	$3,166	$—	$3,166
Common/Collective Trust U.S. equity investments		1,429	—	1,429
Common/Collective Trust International equity investments		1,383	—	1,383
Common/Collective Trust Corporate bond investment—fixed income		4,200	—	4,200
Common/Collective Trust Other fixed income		304	—	304

Total	$	$10,482	$—	$10,482

Schedule of significant assumptions used to calculate benefit obligations

2011
Weighted-Average Assumptions
Discount rate	4.75%
Rate of compensation increase	3.00% – 4.00%

Schedule of significant assumptions used to calculate benefit expense
2011
Weighted-Average Assumptions
Discount rate	4.75%
Rate of return on plan assets	5.50%
Rate of compensation increase	3.0% – 4.0%

Schedule of pension plan assets weighted average allocations
2011
Canadian equity	30%
U.S. equity	14%
International equity	13%
Canadian fixed income	40%
International fixed income	3%

100%

Schedule of expected future benefit payments
2011
2012	$225
2013	252
2014	293
2015	319
2016	362
2017 – 2021	412